Derivative Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Derivative Liability [Abstract]
Derivative Liabilities

Note 9 Derivative Liabilities

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions as:

	June 30, 2017	December 31, 2016
	Unaudited	Audited

Balance Beginning of period	$24,083,313	$24,157,837
Fair value mark to market adjustment - stock options	1,761,071	(268,098)
Fair value at the commitment date for options granted	778,902	4,625,002
Fair value mark to market adjustment - convertible debt	8,482,239	42,664,939
Fair value mark to market adjustment - warrants	2,771,860	(1,972,844)
Fair value at commitment date for warrants issued	1,480,126	5,053,387
Debt settlement on the derivative liability associated with interest	—	3,204,363
Reclassification of derivative liability to Additional Paid-in-Capital due to share reservation	(7,061,433)	(50,431,559)
Gain on Settlement of Debt	—	(2,949,714)
Balance at end of period	$32,296,078	$24,083,313

The Company recorded a change in the value of embedded derivative liabilities income/(expense) of $502,252 and $(13,015,170) for the three-months and six-months ended June 30, 2017, respectively;and $(37,458,479) and $(35,461,616) for the three-months and six-months ended June 30, 2016, respectively .

	Commitment Date	Recommitment Date
Expected dividends	0%	0%
Expected volatility	150%	150%
Expected term	2-5 years	1.41 – 4.76 years
Risk Free Interest Rate	0.29%-2.61%	1.38%-1.89%

The Company recorded derivative expense of $(197,869) and $(4,963,451) for the three-months and six-months ended June 30, 2017 and $(2,259,028) and $(4,963,451) for the three-months and six-months ended June 30, 2016, respectively.

The Company recorded loss on disposition of debt as a result of conversion to the Company’s common stock and Preferred Stock of $(1,260,000) during the six-months ended June 30, 2017. The loss was a result of the conversion value of the shares received exceeded the face value of the note.

Note 8 Derivative Liabilities

The Company identified conversion features embedded within convertible debt and warrants issued in 2013 and 2014 and warrants attached to stock purchases in 2016. The Company has determined that the features associated with the embedded conversion option, in the form a ratchet provision, should be accounted for at fair value, as a derivative liability, as the Company cannot determine if a sufficient number of shares would be available to settle all potential future conversion transactions. Additionally, the Company has issued options that have vested to purchase stock through our Incentive Plan. Shares have not been reserved with our transfer agent, therefore, they are considered “tainted” and should be accounted for at fair value, as a derivative liability,

As a result of the application of ASC No. 815, the fair value of the ratchet feature related to convertible debt and warrants is summarized as follow:

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions as:

	December 31, 2016	December 31, 2015
Balance Beginning of period	$24,157,838	$5,140,758
Reclassification of derivative liabilities to additional paid in capital related to warrants exercised that ceased being a derivative liability	—	(189,613)
Extinguishment of Derivative Liability - Conversion of Interest to Shares	—	(209,604)
Fair value mark to market adjustment - stock options	(268,098)	134,162
Fair value at the commitment date for options granted	4,625,002	—
Fair value mark to market adjustment - convertible debt	34,088,543	18,835,664
Fair value mark to market adjustment – warrants	6,264,132	446,471
Fair value at commitment date for warrants issued	5,053,387	—
Debt settlement on the derivative liability associated with interest	3,549,904	—
Reclassification of derivative liability to Additional Paid in Capital due to share reservation	(50,437,681)	—
Gain on debt settlement	(2,949,714)	—

Balance at end of period	$24,083,313	$24,157,838

	Commitment Date	Recommitment Date
Expected dividends	0%	0%
Expected volatility	150%	150%
Expected term	2-5 years	0.00 – 2.48 years
Risk Free Interest Rate	.29%-2.61%	1.20%-.1.47%